INVESTMENTS - Analysis of Investments Including Related Gains and Losses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS
Investments, beginning of year	$ 21,089,997	$ 114,937
Investments received in private placement		16,736,110
Investments received in sale of exploration and evaluation assets	500,000	4,462,704
Purchases of investments	12,850,001
Disposition of investments	(1,313,462)
Realized gain on investments	192,114
Unrealized (loss) gain on investments	(1,376,192)	(223,754)
Investments, end of year	$ 31,942,458	$ 21,089,997